Securities (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Fair value of securities with unrealized losses, aggregated by investment category and length of time
Continuing Unrealized Loss For Less Than 12 Months Fair Value	$ 33,342	$ 26,432
Continuing Unrealized Loss For Less Than 12 Months, Unrealized Loss	(269)	(130)
Continuing Unrealized Loss For 12 Months or More Fair Value	20,752	45,025
Continuing Unrealized Loss For 12 Months or More, Unrealized Loss	(632)	(1,050)
Total Fair Value	54,094	71,457
Total Unrealized Loss	(901)	(1,180)
U.S. Federal Agency [Member]
Fair value of securities with unrealized losses, aggregated by investment category and length of time
Continuing Unrealized Loss For Less Than 12 Months Fair Value	8,371	2,792
Continuing Unrealized Loss For Less Than 12 Months, Unrealized Loss	(71)	(8)
Continuing Unrealized Loss For 12 Months or More Fair Value	0	2,942
Continuing Unrealized Loss For 12 Months or More, Unrealized Loss	0	(58)
Total Fair Value	8,371	5,734
Total Unrealized Loss	(71)	(66)
State and Municipal [Member]
Fair value of securities with unrealized losses, aggregated by investment category and length of time
Continuing Unrealized Loss For Less Than 12 Months Fair Value	4,512	3,571
Continuing Unrealized Loss For Less Than 12 Months, Unrealized Loss	(14)	(11)
Continuing Unrealized Loss For 12 Months or More Fair Value	856	5,506
Continuing Unrealized Loss For 12 Months or More, Unrealized Loss	(3)	(78)
Total Fair Value	5,368	9,077
Total Unrealized Loss	(17)	(89)
Mortgage-backed Securities - Residential [Member]
Fair value of securities with unrealized losses, aggregated by investment category and length of time
Continuing Unrealized Loss For Less Than 12 Months Fair Value	9,259	13,261
Continuing Unrealized Loss For Less Than 12 Months, Unrealized Loss	(48)	(40)
Continuing Unrealized Loss For 12 Months or More Fair Value	809	3,073
Continuing Unrealized Loss For 12 Months or More, Unrealized Loss	(25)	(48)
Total Fair Value	10,068	16,334
Total Unrealized Loss	(73)	(88)
Government Agency Sponsored Collateralized Mortgage Obligations [Member]
Fair value of securities with unrealized losses, aggregated by investment category and length of time
Continuing Unrealized Loss For Less Than 12 Months Fair Value	11,200	5,845
Continuing Unrealized Loss For Less Than 12 Months, Unrealized Loss	(136)	(34)
Continuing Unrealized Loss For 12 Months or More Fair Value	18,148	33,504
Continuing Unrealized Loss For 12 Months or More, Unrealized Loss	(543)	(866)
Total Fair Value	29,348	39,349
Total Unrealized Loss	(679)	(900)
Corporate Debt Securities [Member]
Fair value of securities with unrealized losses, aggregated by investment category and length of time
Continuing Unrealized Loss For Less Than 12 Months Fair Value	0	963
Continuing Unrealized Loss For Less Than 12 Months, Unrealized Loss	0	(37)
Continuing Unrealized Loss For 12 Months or More Fair Value	939	0
Continuing Unrealized Loss For 12 Months or More, Unrealized Loss	(61)	0
Total Fair Value	939	963
Total Unrealized Loss	$ (61)	$ (37)